Consolidated Statements of Cash Flows - JPY (¥)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income (loss) before attribution of noncontrolling interests	¥ 630,321,000,000	¥ (44,216,000,000)	¥ 1,163,394,000,000
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Notes 5 and 6)	348,173,000,000	343,678,000,000	337,411,000,000
Impairment of goodwill (Note 6)	33,553,000,000	0	147,564,000,000
Impairment of intangible assets (Note 6)	5,151,000,000	33,301,000,000	21,680,000,000
Gain on sale of MUFG Union Bank	(557,954,000,000)	0	0
Reversal of impairment (impairment) of assets held for sale	(134,141,000,000)	134,141,000,000	0
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank (Note 2)	282,540,000,000	3,165,000,000	0
Provision for credit losses (Note 4)	8,148,000,000	277,995,000,000	484,210,000,000
Employee benefit cost (income) for severance indemnities and pension plans (Note 13)	47,740,000,000	(25,675,000,000)	2,804,000,000
Investment securities (gains) losses—net	254,178,000,000	119,026,000,000	(1,458,264,000,000)
Amortization of premiums on investment securities	51,514,000,000	72,672,000,000	59,614,000,000
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities—net (Note 31)	(37,318,000,000)	(55,634,000,000)	5,002,000,000
Foreign exchange gains—net	(508,644,000,000)	(345,968,000,000)	(103,917,000,000)
Equity in earnings of equity method investees—net	(398,086,000,000)	(436,583,000,000)	(355,730,000,000)
Provision (benefit) for deferred income tax expense	(427,776,000,000)	(370,668,000,000)	266,273,000,000
Decrease (increase) in trading account assets, excluding foreign exchange contracts	(184,246,000,000)	4,143,581,000,000	1,351,570,000,000
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	2,740,193,000,000	(2,195,400,000,000)	(1,463,152,000,000)
Net decrease (increase) in collateral for derivative transactions	713,541,000,000	(824,720,000,000)	(421,781,000,000)
Net decrease (increase) in margin for listed derivative transactions	(136,057,000,000)	(103,568,000,000)	20,984,000,000
Decrease (increase) in cash collateral for the use of the Bank of Japan’s settlement infrastructure	0	65,838,000,000	(33,292,000,000)
Net increase in loans held for sale in the business transferred to U.S. Bancorp (Note 2)	1,499,485,000,000	0	0
Other—net	874,791,000,000	118,390,000,000	(269,437,000,000)
Net cash provided by (used in) operating activities	2,106,136,000,000	909,355,000,000	(245,067,000,000)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	56,577,840,000,000	58,611,669,000,000	62,660,266,000,000
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	32,907,726,000,000	36,056,569,000,000	43,245,884,000,000
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)	(81,038,628,000,000)	(94,237,804,000,000)	(115,383,753,000,000)
Proceeds from maturities of Held-to-maturity debt securities	127,815,000,000	565,012,000,000	605,781,000,000
Purchases of Held-to-maturity debt securities	(16,975,528,000,000)	(1,712,488,000,000)	(382,159,000,000)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	2,857,748,000,000	2,212,801,000,000	1,903,784,000,000
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(1,912,280,000,000)	(1,503,946,000,000)	(1,561,344,000,000)
Net decrease in cash from sale of MUB	(1,711,764,000,000)	0	0
Net cash paid for dispositions of certain business of MUAH	0	(724,428,000,000)	0
Net decrease (increase) in loans	(1,496,724,000,000)	164,122,000,000	2,939,996,000,000
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(1,297,909,000,000)	1,005,422,000,000	9,833,348,000,000
Proceeds from sales of premises and equipment	32,214,000,000	76,068,000,000	41,472,000,000
Capital expenditures for premises and equipment	(116,367,000,000)	(102,964,000,000)	(116,707,000,000)
Purchases of intangible assets	(272,534,000,000)	(264,038,000,000)	(250,061,000,000)
Proceeds from sales and dispositions of investments in equity method investees	137,992,000,000	65,398,000,000	64,011,000,000
Proceeds from sales of consolidated VIEs and subsidiaries—net	1,697,000,000	42,050,000,000	71,643,000,000
Other—net	(34,917,000,000)	(16,608,000,000)	(14,802,000,000)
Net cash provided by (used in) investing activities	(12,213,619,000,000)	236,835,000,000	3,657,359,000,000
Cash flows from financing activities:
Net increase in deposits	6,207,093,000,000	1,559,807,000,000	23,428,386,000,000
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	11,656,491,000,000	1,128,806,000,000	(8,523,347,000,000)
Net increase (decrease) in due to trust account and other short-term borrowings	(8,456,081,000,000)	4,404,313,000,000	(939,069,000,000)
Proceeds from issuance of long-term debt	7,529,772,000,000	4,659,212,000,000	18,707,004,000,000
Repayments of long-term debt	(4,168,619,000,000)	(5,466,007,000,000)	(11,360,120,000,000)
Proceeds from sales of treasury stock	1,212,000,000	2,688,000,000	899,000,000
Payments for acquisition of treasury stock (Note 18)	(450,376,000,000)	(158,529,000,000)	(20,000,000)
Dividends paid	(379,490,000,000)	(333,844,000,000)	(321,024,000,000)
Dividends paid by subsidiaries to noncontrolling interests	(18,784,000,000)	(25,626,000,000)	(6,523,000,000)
Other—net	55,059,000,000	(385,778,000,000)	(22,566,000,000)
Net cash provided by financing activities	11,976,277,000,000	5,385,042,000,000	20,963,620,000,000
Effect of exchange rate changes on cash and cash equivalents	1,063,752,000,000	1,251,522,000,000	397,287,000,000
Net increase in cash and cash equivalents	2,932,546,000,000	7,782,754,000,000	24,773,199,000,000
Cash and cash equivalents at beginning of fiscal year	111,111,544,000,000	103,328,790,000,000	78,555,591,000,000
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	114,040,503,000,000	109,820,547,000,000	103,324,201,000,000
Restricted cash included in other assets	3,587,000,000	5,778,000,000	4,589,000,000
Cash and cash equivalents classified as assets held for sale included in other assets (Note 2)	0	1,285,219,000,000	0
Cash and cash equivalents at end of fiscal year	114,044,090,000,000	111,111,544,000,000	103,328,790,000,000
Cash paid during the fiscal year for:
Interest	1,942,163,000,000	596,453,000,000	879,917,000,000
Income taxes, net of refunds	453,869,000,000	220,139,000,000	124,705,000,000
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements (Note 7)	11,066,000,000	4,055,000,000	3,487,000,000
Assets acquired under operating lease arrangements (Note 7)	35,678,000,000	48,095,000,000	50,564,000,000
Reclassification of assets and liabilities in transferred business of MUFG Union Bank to assets and liabilities held for sale (Note 2)
Sale of MUFG Union Bank (Note 2)	0	10,336,348,000,000	0
Assets sold, excluding cash and cash equivalents	0	11,157,660,000,000	¥ 0
Noncash Or Part Noncash Transactions From Dispositions [Abstract]
Assets transferred, excluding cash and cash equivalents	11,501,815,000,000	4,477,000,000
Liabilities transferred	13,127,973,000,000	¥ 758,654,000,000
Shares of U.S. Bancorp common stock received
Noncash Or Part Noncash Transactions From Dispositions [Abstract]
Noncash or part noncash divestiture, consideration received	276,099,000,000
Non-interest bearing note receivable from U.S. Bancorp
Noncash Or Part Noncash Transactions From Dispositions [Abstract]
Noncash or part noncash divestiture, consideration received	¥ 396,601,000,000